Financial Assets Held for Trading at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets Held for Trading at Fair Value through Profit or Loss [Abstract]
Schedule of financial assets held for trading at fair value through profit or loss
	2022	2021
	MCh$	MCh$

Financial derivative contracts	2,960,706	2,705,496
Debt Financial Instruments	3,433,745	3,737,942
Other financial instruments	257,325	138,753
Total	6,651,776	6,582,191

Schedule of portfolio of derivative instruments
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair Value Assets
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	3,709,915	3,576,287	2,877,266	2,684,713	3,331,247	4,847,747	523,024	782,755	45,610	70,262	—	18,758	10,487,062	11,980,522	566,050	742,545
Interest rate swap	—	—	1,469,421	653,112	1,372,813	2,158,595	5,305,882	4,953,398	5,531,197	6,053,885	3,897,824	3,627,267	4,824,660	5,350,526	22,401,797	22,796,783	1,324,541	825,525
Interest rate and cross currency swap	—	—	400,358	130,280	443,952	335,102	1,245,809	1,091,777	2,695,878	2,197,804	1,154,754	1,751,790	2,331,640	2,580,685	8,272,391	8,087,438	1,065,036	1,132,718
Call currency options	—	—	15,504	12,853	44,966	31,914	32,090	28,495	—	2,631	—	—	—	—	92,560	75,893	2,321	4,509
Put currency options	—	—	8,806	6,495	16,598	8,191	22,449	16,392	—	—	—	—	—	—	47,853	31,078	2,758	199
Total	—	—	5,604,004	4,379,027	4,755,595	5,218,515	9,937,477	10,937,809	8,750,099	9,037,075	5,098,188	5,449,319	7,156,300	7,949,969	41,301,663	42,971,714	2,960,706	2,705,496

Schedule of instruments designated as debt financial instrument
	2022	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	3,014,768	3,297,100
Bonds and Promissory notes from the General Treasury of the Republic	44,524	175,022

Other instruments issued in Chile
Debt financial instruments from other domestic banks	374,453	265,820
Total	3,433,745	3,737,942

	2022	2021
	MCh$	MCh$
Mutual fund investments
Funds managed by related companies	250,337	125,145
Funds managed by third-party	—	—

Equity instruments
Domestic equity instruments	2,357	3,062
Foreign equity instruments	3,261	—

Loans originated and acquired by the entity
Loans and advances to banks	—	—
Commercial loans	—	—
Residential mortgage loans	—	—
Consumer loans	—	—
Others	1,370	10,546
Total	257,325	138,753